Intangible Assets, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets, Net (Textual)
Amortization expense	$ 179,268	$ 174,303	$ 136,199